Acquisition of additional interest in Cigar Lake Joint Venture (CLJV)	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combination And Discontinued Operatons [Abstract]
Acquisition of additional interest in Cigar Lake Joint Venture (CLJV)
6.

Acquisition of additional interest in Cigar

Lake Joint Venture (CLJV)
On May 19, 2022, Cameco and Orano Canada Inc. (Orano) completed the acquisition of Idemitsu Canada Resources Ltd.’s
(Idemitsu) 7.875 % participating interest in the CLJV by acquiring their pro rata shares through an asset purchase. Cameco’s ownership stake in the Cigar Lake uranium mine in northern Saskatchewan is now 54.547% (previously 50.025%). The primary reason for the business combination was to increase our ownership interest.
Cash consideration of $ 101,681,000

was paid for the additional
4.522 % interest. At December 31, 2022, $ 3,000,000

remained
in escrow, to be paid upon finalization of closing adjustments. While Cameco received the economic benefit of owning the additional interest as of January 1, 2022, the additional interest has been proportionately consolidated with the results of
Cameco commencing on May 19, 2022.
CLJV allocates uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory. As such, there is no revenue or profit or loss of the acquiree included in the consolidated statements of earnings. If the acquisition had occurred at the beginning of the year, Cameco’s share of production would have included an additional
296,000

pounds. The impact to the financial statements would not have been material.
Acquisition costs of $ 1,495,000

have been included in administration expense in the consolidated statements of earnings for the year ended December 31, 2022.
Included in the identifiable assets and liabilities acquired at the date of acquisition are inputs, production processes and outputs. Therefore, Cameco has determined that together the acquired set is a business. In accordance with the acquisition method of accounting, the purchase price was allocated to the underlying assets and liabilities assumed based on their fair values at the date of acquisition. Fair values were determined based on discounted cash flows and quoted market prices. The values assigned to the net assets acquired were as follows:
Property, plant and equipment $ 97,930
Deferred tax asset (a) 28,196
Inventory 9,909
Working capital (24)
Reclamation provision (2,528)
Sales contracts (9,000)
Net assts acquired $ 124,483
Cash paid 101,681
Bargain purchase gain (b) $ 22,802
(a)

The deferred tax asset has been measured provisionally, pending further review of the income tax attributes of the acquisition.
(b)

The preliminary bargain purchase gain resulted from applying the measurement requirements under IFRS 3,
Business
Combinations . This standard requires the measurement of tax attributes that were acquired as part of the transaction be in accordance with IAS 12, Income Taxes , rather than at fair value. The measured amount of these attributes exceeded the amount paid for them and the resulting gain is included in other income (expense) in the consolidated statement of earnings.
The accounting for the acquisition will be revised if, within one year of the acquisition date, new information is obtained about facts and circumstances that existed at the date of acquisition. Revision will occur if this new information identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition.